Maturity [Member] Average Annual Total Returns	12 Months Ended	54 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.19%
Bloomberg 2027 Term High Yield and Income Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.42%	3.93%
iShares iBonds 2027 Term High Yield and Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.12%	3.66%
Performance Inception Date		Jul. 07, 2021
iShares iBonds 2027 Term High Yield and Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	1.09%
iShares iBonds 2027 Term High Yield and Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.17%	1.64%